Schedule of Investments (unaudited) December 31, 2019	iShares® U.S. Pharmaceuticals ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 2.9%
AMAG Pharmaceuticals Inc.(a)(b)	40,479	$492,630
Amicus Therapeutics Inc.(a)(b)	368,868	3,592,774
Catalyst Pharmaceuticals Inc.(a)(b)	138,973	521,149
Ironwood Pharmaceuticals Inc.(a)	227,111	3,022,847
Madrigal Pharmaceuticals Inc.(a)	13,614	1,240,372
Spectrum Pharmaceuticals Inc.(a)(b)	163,627	595,602
Vanda Pharmaceuticals Inc.(a)	77,260	1,267,837

		10,733,211

Pharmaceuticals — 96.9%
Aerie Pharmaceuticals Inc.(a)(b)	60,429	1,460,569
Akorn Inc.(a)	137,462	206,193
Allergan PLC	84,771	16,205,672
Amneal Pharmaceuticals Inc.(a)(b)	159,451	768,554
Amphastar Pharmaceuticals Inc.(a)(b)	49,655	957,845
Arvinas Holding Co. LLC(a)	21,991	903,610
Axsome Therapeutics Inc.(a)	38,539	3,983,391
Bristol-Myers Squibb Co.	253,540	16,274,733
Cara Therapeutics Inc.(a)(b)	60,938	981,711
Catalent Inc.(a)(b)	211,748	11,921,412
Corcept Therapeutics Inc.(a)(b)	149,019	1,803,130
Dermira Inc.(a)(b)	67,943	1,030,016
Elanco Animal Health Inc.(a)(b)	539,632	15,892,162
Eli Lilly & Co.	131,010	17,218,644
Endo International PLC(a)(b)	292,326	1,371,009
Horizon Therapeutics PLC(a)(b)	271,065	9,812,553
Innoviva Inc.(a)(b)	96,822	1,371,000
Intersect ENT Inc.(a)(b)	45,660	1,136,934
Intra-Cellular Therapies Inc.(a)	66,464	2,280,380
Jazz Pharmaceuticals PLC(a)	81,844	12,217,672
Johnson & Johnson	561,142	81,853,784
Merck & Co. Inc.	777,377	70,702,438
Mylan NV(a)(b)	746,606	15,006,781
MyoKardia Inc.(a)	66,912	4,876,881
Omeros Corp.(a)(b)	72,915	1,027,372
Pacira BioSciences Inc.(a)(b)	60,415	2,736,799
Perrigo Co. PLC	196,911	10,172,422
Pfizer Inc.	413,998	16,220,442

Security	Shares	Value

Pharmaceuticals (continued)
Phibro Animal Health Corp., Class A	29,459	$731,467
Prestige Consumer Healthcare Inc.(a)(b)	72,754	2,946,537
Reata Pharmaceuticals Inc., Class A(a)(b)	36,964	7,556,550
Revance Therapeutics Inc.(a)(b)	61,496	998,080
TherapeuticsMD Inc.(a)(b)	322,735	781,019
Theravance Biopharma Inc.(a)	62,480	1,617,607
Tricida Inc.(a)(b)	38,829	1,465,406
WaVe Life Sciences Ltd.(a)(b)	25,385	203,461
Zoetis Inc.	128,066	16,949,535
Zogenix Inc.(a)	60,198	3,138,122

		356,781,893

Total Common Stocks — 99.8% (Cost: $365,039,579)		367,515,104

Short-Term Investments

Money Market Funds — 5.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(c)(d)(e)	18,019,867	18,027,076
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	393,015	393,015

		18,420,091

Total Short-Term Investments — 5.0% (Cost: $18,415,072)		18,420,091

Total Investments in Securities — 104.8% (Cost: $383,454,651)		385,935,195

Other Assets, Less Liabilities — (4.8)%		(17,651,342)

Net Assets — 100.0%		$368,283,853

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	24,093,367	(6,073,500)	18,019,867	$18,027,076	$145,512	(a)	$3,776	$(2,243)
BlackRock Cash Funds: Treasury, SL Agency Shares	188,281	204,734	393,015	393,015	5,778		—	—

				$18,420,091	$151,290		$3,776	$(2,243)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® U.S. Pharmaceuticals ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P Select Sector Health Care Index	7	03/20/20	$722	$8,576

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$367,515,104	$—	$—	$367,515,104
Money Market Funds	18,420,091	—	—	18,420,091

	$385,935,195	$—	$—	$385,935,195

Derivative financial instruments(a)
Assets
Futures Contracts	$8,576	$—	$—	$8,576

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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